Note 6 - Capital Leased Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Capital Leased Assets (Details) [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 76,000
Capital Leases, Balance Sheet, Assets by Major Class, Net	6,418,000	6,719,000
Squaw Creek Country Club Lease [Member]
Note 6 - Capital Leased Assets (Details) [Line Items]
Lease Term Initial	10 years
Number Of Consecutive Renewal Term Options	4
Lease Term Renewal	10 years
Capital Leases, Future Minimum Payments Due, Next Twelve Months	15,000
Leasehold Improvements Required To Be Made Per Year	150,000
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 200,000	$ 300,000